Earnings Per Share - Schedule of Weighted Average Number of Shares Used as the Denominator (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	464,437,628	366,289,024	135,918,095